Other Non-Current Assets - Summary of Other Non-Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Categories Of Current Financial Assets [Abstract]
Value-added Tax (“VAT”) recoverable	$ 4,080	$ 3,542
Prepaid expenses	1,068	431
Other non-current assets	$ 5,148	$ 3,973